Discontinued Operations - Additional Information (Details) (USD $)	3 Months Ended																12 Months Ended			3 Months Ended				3 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Transitional Care Hospitals Hospital	Mar. 31, 2014 Transitional Care Hospitals	Jun. 30, 2014 TC Hospital and Nurecing Centers	Dec. 31, 2013 Hospitals Hospital	Jun. 30, 2014 Nursing Centers Centre	Dec. 31, 2013 Nursing Centers Property
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of discontinued operations held for sale																							1		60
Loss on divestiture																					$ 3,400,000	$ 2,900,000
Loss on divestiture, net of income taxes	(5,994,000)	[1]	(65,016,000)	[1]	(10,852,000)	[1]	(2,025,000)	[1]	(939,000)	[1]	(2,280,000)	[1]	(356,000)	[1]	(1,170,000)	[1]	(83,887,000)	(4,745,000)			2,100,000	1,700,000
Number of operations discontinued																				3				2
Favorable pretax adjustments related to discontinued operations																	9,200,000	1,500,000	3,200,000
Favorable net of tax adjustments related to discontinued operations																	$ 5,600,000	$ 900,000	$ 2,000,000

[1]	(a) See accompanying discussion of certain quarterly items.